Supplement dated February 17, 2017
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Value Fund	5/1/2016
On February 15, 2017, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies. As a result, effective on or about May 1, 2017 (the Effective Date), Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), River Road Asset Management, LLC (River Road) and Snow Capital Management L.P. (Snow Capital) no longer serve as subadvisers to the Fund. On the Effective Date, all references to Barrow Hanley, River Road and Snow Capital are hereby removed. Also, on the Effective Date, Jacobs Levy Equity Management, Inc. (Jacobs Levy) and Nuveen Asset Management, LLC (Nuveen Asset Management) assume day-to-day management of portions of the Fund's portfolio as subadvisers to the Fund. Accordingly, on the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading “Principal Investment Strategies” in the “Summary of VP - Partners Small Cap Value Fund” section is hereby revised to add the following information:
One or more of the Fund’s subadvisers uses quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The rest of the section remains the same.
The information under the heading “Principal Risks” in the “Summary of VP - Partners Small Cap Value Fund” section of the prospectus is hereby revised to add the following:
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
The rest of the section remains the same.
The information under the heading “Fund Management” in the “Summary of VP - Partners Small Cap Value Fund” section of the prospectus is hereby revised to remove the information for Barrow Hanley, River Road and Snow Capital as Subadvisers, including the portfolio manager information, and add the following:
Subadviser: Jacobs Levy Equity Management, Inc. (Jacobs Levy)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Bruce I. Jacobs, Ph.D.	Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research of Jacobs Levy	Co-manager	May 2017
Kenneth N. Levy, CFA	Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research of Jacobs Levy	Co-manager	May 2017
Subadviser: Nuveen Asset Management, LLC (Nuveen Asset Management)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Karen L. Bowie, CFA	Senior Vice President and Portfolio Manager of Nuveen Asset Management	Co-manager	May 2017
The rest of the section remains the same.
The information in the third paragraph under the heading “Principal Investment Strategies” in the “More Information About VP - Partners Small Cap Value Fund” section is hereby superseded and replaced with the following information:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers: Denver Investment Advisors LLC (Denver Investments), Jacobs Levy Equity Management, Inc. (Jacobs Levy), Nuveen Asset Management, LLC (Nuveen Asset Management) and Segall Bryant & Hamill, LLC (SBH) (Denver Investments, Jacobs Levy, Nuveen Asset Management and SBH each a Subadviser and collectively, the Subadvisers). The Subadvisers provide day-to-day portfolio management to the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small cap companies in an attempt to take advantage of what are believed to be undervalued securities. One or more of the Fund’s subadvisers uses quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
S-6466-283 A (2/17)

The information under the heading “Principal Investment Strategies” in the “More Information About VP - Partners Small Cap Value Fund” section is hereby revised to remove the information for Barrow Hanley, River Road and Snow Capital as Subadvisers and add the following:
Jacobs Levy
Jacobs Levy invests in small cap value stocks for the Fund using a dynamic, multidimensional investment process that combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods. Jacobs Levy’s security evaluation process focuses on the sophisticated modeling of a large number of stocks and proprietary factors, using financial statements, security analyst forecasts, corporate management signals, economic releases, and security prices. This investment approach is intended to promote diversification across market inefficiencies, securities, industries, and sectors, while controlling for known risk exposures relative to the underlying benchmark. The range of models is designed to allow the portfolio to be diversified across exposures to numerous potential opportunities, which can contribute to consistency of performance over time. Jacobs Levy generally considers selling a stock when it determines that it no longer satisfies its investment criteria.
Nuveen Asset Management
In selecting stocks, Nuveen Asset Management invests in companies that it believes meet at least two of the following criteria:
■	Undervalued relative to other companies in the same industry or market;
■	Good or improving fundamentals; and
■	An identifiable catalyst that could close the gap between market value and fair value over the next one to two years.
Nuveen Asset Management will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.
The rest of the section remains the same.
The information under the heading “Principal Risks” in the “More Information About VP - Partners Small Cap Value Fund” section of the prospectus is hereby revised to add the following:
Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the quantitative analyses or models, or in the data on which they are based, could adversely affect the effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. It is not possible or practicable for a manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions. Quantitative managers will use their discretion to determine what data to gather with respect to an investment strategy and what data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. Shareholders should be aware that there is no guarantee that a quantitative manager will use any specific data or type of data in making trading decisions on behalf of the Fund, nor is there any guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Fund will be the most accurate data available or free from errors. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
The rest of the section remains the same.
The following information is added to the first paragraph under the heading “Portfolio Management” in the “More Information About VP - Partners Small Cap Value Fund” section:
A discussion regarding the basis for the Board’s approval of the investment subadvisory agreements with Jacobs Levy and Nuveen Asset Management will be available in the Fund’s semiannual report to shareholders for the fiscal period ending June 30, 2017.
The rest of the section remains the same.
The information under the heading “Subadvisers” in the “More Information About VP - Partners Small Cap Value Fund” section is hereby revised to remove the information for Barrow Hanley, River Road and Snow Capital as Subadvisers and add the following:
Jacobs Levy, which has served as Subadviser to the Fund since May 2017, is located at 100 Campus Drive, Florham Park, New Jersey 07932. Jacobs Levy, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio under a Subadvisory Agreement with Columbia Management.
Nuveen Asset Management, which has served as Subadviser to the Fund since May 2017, is located at 333 West Wacker Drive, Chicago, Illinois 60606. Nuveen Asset Management, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management.
The rest of the section remains the same.
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The information under the heading “Portfolio Managers” in the “More Information About VP - Partners Small Cap Value Fund” section is hereby revised to remove the information for Barrow Hanley, River Road and Snow Capital as Subadvisers and add the following:
Subadviser: Jacobs Levy Equity Management, Inc. (Jacobs Levy)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Bruce I. Jacobs, Ph.D.	Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research of Jacobs Levy	Co-manager	May 2017
Kenneth N. Levy, CFA	Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research of Jacobs Levy	Co-manager	May 2017
Dr. Jacobs is a Principal and Co-Founder of Jacobs Levy, which was established in 1986. Dr. Jacobs began his investment career in 1982 and earned a B.A. from Columbia College, an M.S. from Columbia University, an M.S.I.A. from Carnegie Mellon University, and an M.A. and a Ph.D. from the University of Pennsylvania’s Wharton School.
Mr. Levy is a Principal and Co-Founder of Jacobs Levy, which was established in 1986. Mr. Levy began his investment career in 1982 and earned a B.A. from Cornell University and an M.B.A. and an M.A. from the University of Pennsylvania’s Wharton School.
Subadviser: Nuveen Asset Management, LLC (Nuveen Asset Management)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Karen L. Bowie, CFA	Senior Vice President and Portfolio Manager of Nuveen Asset Management	Co-manager	May 2017
Ms. Bowie joined Nuveen Asset Management in 2011 in connection with Nuveen Asset Management’s acquisition of a portion of the asset management business of FAF Advisors, Inc. Prior to joining Nuveen Asset Management, Ms. Bowie served as an equity portfolio manager at FAF Advisors, Inc. since 1999. Ms. Bowie began her investment career in 1984 and earned a B.S.B.A. and an M.B.A. from Xavier University and a J.D. from the Salmon P. Chase College of Law.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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S-6466-283 A (2/17)

Supplement dated February 17, 2017
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Growth Fund	5/1/2016
On February 15, 2017, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies. As a result, effective on or about May 1, 2017 (the Effective Date), The London Company of Virginia (The London Company) no longer serves as a subadviser to the Fund and BMO Asset Management Corp. (BMO) assumes day-to-day management of a portion of the Fund's portfolio as a subadviser to the Fund. Accordingly, on the Effective Date, all references to The London Company as a subadviser to the Fund are hereby deleted from the Fund's prospectus and the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of VP - Partners Small Cap Growth Fund" section of the prospectus is hereby revised to add the following information:
One or more of the Fund’s subadvisers uses quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The information under the heading "Principal Risks" in the "Summary of VP - Partners Small Cap Growth Fund" section of the prospectus is hereby revised to add the following information:
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
The information under the subsection "Fund Management” in the "Summary of VP - Partners Small Cap Growth Fund" section of the prospectus is hereby revised to remove the information for The London Company as a Subadviser, including the portfolio manager information, and add the following:
Subadviser: BMO Asset Management Corp. (BMO)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Corris, CFA	Portfolio Manager of BMO	Co-manager	May 2017
Thomas Lettenberger, CFA	Portfolio Manager of BMO	Co-manager	May 2017
The rest of the section remains the same.
The information under the subsection “Principal Investment Strategies” in the "More Information About VP - Partners Small Cap Growth Fund" section of the prospectus is hereby superseded and replaced with the following information:
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization, at the time of purchase, of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $15.4 million to $6.1 billion as of March 31, 2016. The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the health care sector and the technology and technology-related sectors.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers: BMO Asset Management Corp. (BMO), Kennedy Capital Management, Inc. (Kennedy) and Wells Capital Management Incorporated (WellsCap) (BMO, Kennedy and WellsCap, each a Subadviser and collectively, the Subadvisers). The Subadvisers provide day-to-day portfolio management to the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy. One or more of the Fund’s subadvisers uses quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
BMO
BMO seeks to integrate fundamental and quantitative investing. BMO focuses on company fundamentals by using a quantitative process to identify companies that, in BMO’s opinion, exhibit good value based on a comparison of price to a fundamentals-based intrinsic value, the quality and sustainability of a company’s underlying fundamentals such as growth, profitability, earnings quality, capital usage efficiency and operating trends, and improving investor
S-6546-83 A (2/17)

interest. BMO’s quantitative process uses a multi-factor risk/return investment model based on internal research and academic studies to select investments for its sleeve. The model ranks each stock in order of attractiveness. BMO periodically modifies the investment model based upon its fundamental analysis of the output of the model and the designated risk parameters. BMO selects securities generated by the model based on a goal of optimizing its sleeve by constructing a diversified portfolio intended to maximize expected risk-adjusted returns.
BMO’s integrated process is grounded in two core beliefs:
■	Companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over the long run
■	A systematic approach to stock evaluation and portfolio construction maximizes risk-adjusted returns over full market cycles
BMO may sell a security when its expected return deteriorates; when BMO believes its exclusion improves the overall risk/return profile of the portfolio; or for other reasons.
Kennedy
Kennedy utilizes a fundamental, bottom-up security selection approach to assess the intrinsic value of a company’s business based on an analysis of a company’s operations and financials. In addition to focusing attention within the equity universe where small companies with solid growth prospects are often overlooked, Kennedy specifically looks for businesses that it believes can create value while growing. In particular, Kennedy focuses on finding recursive business models that, in Kennedy’s opinion, can produce stable or increasing rates of return. Kennedy primarily uses cash flow return on invested capital to measure corporate performance. Kennedy’s approach is ultimately aimed at determining return potential, the cost of obtaining return potential (e.g., required capital investment and expenses), and the sustainability of those returns amid competition. Kennedy’s process relies on internal sources and ongoing review of news, company visits/calls, conferences, and results across the investable universe on an industry-by-industry, analyst-by-analyst basis as well as the continual monitoring of trends and factors that may impact company fundamentals.
Kennedy may sell a stock when its analysis raises concerns about the company from a fundamental perspective, or when Kennedy’s valuation determines a stock is fully valued. Analysis of corporate performance and valuation is a dynamic process which requires continuous evaluation of the current trajectory and outlook for each company owned in the portfolio, as well as the value the market is assigning to the company. Additionally, Kennedy may also sell a security in order to reallocate capital to other, more attractive opportunities when such opportunities are present or for other reasons. Portfolio construction considerations are reflected in the sell discipline, including position size, sector weightings and fundamental characteristics across the portfolio’s holdings.
WellsCap
WellsCap invests principally in equity securities of small-capitalization companies that it believes have prospects for robust and sustainable growth of revenues and earnings. WellsCap seeks small-capitalization companies that are in the emerging phase of their life cycle. WellsCap believes earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, the investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, WellsCap uses bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. WellsCap forecasts revenue and earnings growth along with other key financial metrics to assess investment potential. WellsCap then combines that company-specific analysis with its assessment of what the market is discounting for growth to form a buy/sell decision about a particular stock. WellsCap sells a company’s securities when it sees a deterioration in fundamentals that leads it to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. WellsCap may also sell or trim a position when it needs to raise money to fund the purchase of a better investment opportunity or when valuation is extended.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Additionally, shareholders will be given 60 days’ notice of any change to the Fund’s investment objective made to comply with the SEC rule governing investment company names.
The information under the heading "Principal Risks" in the "More Information About VP - Partners Small Cap Growth Fund" section of the prospectus is hereby revised to add the following information:
Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the quantitative analyses or models, or in the data on which they are based, could adversely affect the effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. It is not possible or practicable for a manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions. Quantitative managers will use their discretion to determine what data to gather with respect to an investment strategy and what data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. Shareholders should be aware that there is no guarantee that a quantitative manager will use any specific data or type of data in making trading decisions on behalf of the Fund, nor is there any
2
S-6546-83 A (2/17)

guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Fund will be the most accurate data available or free from errors. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
The information under the subsection "Portfolio Management" in the "More Information About VP - Partners Small Cap Growth Fund" section of the prospectus is revised to add the following information after the first paragraph:
A discussion regarding the basis for the Board’s approval of the investment subadvisory agreement with BMO will be available in the Fund’s semiannual report to shareholders for the fiscal period ending June 30, 2017.
The rest of the section remains the same.
The information beneath the caption "Subadvisers" under the subsection "Portfolio Management" in the "More Information about VP - Partners Small Cap Growth" section of the prospectus is hereby revised to remove the information about The London Company, including the portfolio manager information, and add the following:
BMO, which has served as Subadviser to the Fund since May 2017, is located at 115 South LaSalle Street, 11th Floor, Chicago, Illinois 60603. BMO, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Columbia Management. BMO is a registered investment adviser and was established in 1989, with headquarters in Chicago, Illinois. BMO is a wholly-owned subsidiary of BMO Financial Corp., which is in turn a wholly-owned subsidiary of Bank of Montreal, a publicly-held Canadian diversified financial services company.
The rest of the section remains the same.
The information beneath the caption "Portfolio Managers" under the subsection "Portfolio Management" in the "More Information about VP - Partners Small Cap Growth Fund" section of the prospectus is hereby revised to add the following information:
Subadviser: BMO Asset Management Corp. (BMO)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Corris, CFA	Portfolio Manager of BMO	Co-manager	May 2017
Thomas Lettenberger, CFA	Portfolio Manager of BMO	Co-manager	May 2017
Mr. Corris joined BMO in 2008. Mr. Corris began his investment career in 1999 and earned a B.S. from the University of Wisconsin and an M.B.A. from Harvard University.
Mr. Lettenberger joined BMO in 2005. Mr. Lettenberger began his investment career in 1994 and earned a B.B.A. and a M.A. from the University of Michigan.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
3
S-6546-83 A (2/17)

Supplement dated February 17, 2017
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund	5/1/2016
On February 15, 2017, the Fund's Board of Trustees approved certain changes to the Fund's subadviser and principal investment strategies. As a result, effective on or about May 1, 2017 (the Effective Date), Winslow Capital Management, LLC (Winslow Capital) no longer serves as the subadviser to the Fund and Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – Los Angeles Capital Large Cap Growth Fund. Accordingly, on the Effective Date, all references in the prospectus to Winslow Capital are hereby deleted and all references to Variable Portfolio – Nuveen Winslow Large Cap Growth Fund are hereby deleted and replaced with Variable Portfolio – Los Angeles Capital Large Cap Growth Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading “Principal Investment Strategies” in the “Summary of VP - Nuveen Winslow Large Cap Growth Fund” section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $81.8 million and $675.8 billion as of January 31, 2017). The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest in preferred stock, real estate investment trusts (REITs) and master limited partnerships (MLPs). The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.
The Fund’s subadviser uses quantitative methods to identify investment opportunities and construct the Fund’s portfolio.
The information under the heading “Principal Risks” in the “Summary of VP - Nuveen Winslow Large Cap Growth Fund” section of the prospectus is hereby revised to remove Foreign Securities Risk and to add the following:
Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
The rest of the section remains the same.
S-6546-82 A (2/17)

The information under the heading “Fund Management” in the “Summary of VP - Nuveen Winslow Large Cap Growth Fund” section of the prospectus is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Stevens, CFA	Chairman, CEO, Senior Portfolio Manager and Principal of Los Angeles Capital	Co-manager	May 2017
Hal Reynolds, CFA	Chief Investment Officer, Senior Portfolio Manager and Principal of Los Angeles Capital	Co-manager	May 2017
Daniel Allen, CFA	President, Director of Global Equities, Senior Portfolio Manager and Principal of Los Angeles Capital	Co-manager	May 2017
Daniel Arche, CFA	Portfolio Manager and Principal of Los Angeles Capital	Co-manager	May 2017
The information under the heading “Principal Investment Strategies” in the “More Information About VP - Nuveen Winslow Large Cap Growth Fund” section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $81.8 million and $675.8 billion as of January 31, 2017). The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may invest in preferred stock, real estate investment trusts (REITs) and master limited partnerships (MLPs). The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital or the Subadviser), which provides day-to-day portfolio management to the Fund.
Los Angeles Capital employs a quantitative and dynamic approach to extract fundamental drivers of stock performance in the current market environment. The investment process considers a range of valuation, earnings, financial, market, and management characteristics to identify current drivers of return. Utilizing these characteristics, Los Angeles Capital constructs risk controlled, forward looking portfolios designed to adapt to changing market conditions.
Los Angeles Capital will consider selling a security if it no longer views the characteristics of the stock favorably.
The Fund’s subadviser uses quantitative methods to identify investment opportunities and construct the Fund’s portfolio.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Additionally, shareholders will be given 60 days’ notice of any change to the Fund’s investment objective made to comply with the SEC rule governing investment company names.
The information under the heading “Principal Risks” in the “More Information About VP - Nuveen Winslow Large Cap Growth Fund” section of the prospectus is hereby revised to remove Foreign Securities Risk and to add the following:
Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of these units have more limited rights to vote on matters affecting the partnership. These units may be subject to cash flow and dilution risks. There are also certain tax risks associated with such an investment. In particular, the Fund’s investment in master limited partnerships can be limited by the Fund’s intention to qualify as a regulated investment company for U.S. federal income tax purposes, and can limit the Fund’s ability to so qualify. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, there are risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or
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services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the quantitative analyses or models, or in the data on which they are based, could adversely affect the effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. It is not possible or practicable for a manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions. Quantitative managers will use their discretion to determine what data to gather with respect to an investment strategy and what data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. Shareholders should be aware that there is no guarantee that a quantitative manager will use any specific data or type of data in making trading decisions on behalf of the Fund, nor is there any guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Fund will be the most accurate data available or free from errors. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
The rest of the section remains the same.
The information under the heading “Portfolio Management” in the “More Information About VP - Nuveen Winslow Large Cap Growth Fund” section of the prospectus is hereby superseded and replaced with the following:
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreement with Los Angeles Capital will be available in the Fund’s semiannual report to shareholders for the fiscal period ending June 30, 2017.
The date the Subadviser began serving the Fund is set forth under Subadviser below. Any performance of the Fund prior to the date the Subadviser began serving was achieved by one or more different subadvisers. Similarly, the portfolio turnover rate for periods prior to the Subadviser’s management of the Fund was the result of management by one or more different subadvisers. A change in subadvisers may result in increased portfolio turnover.
Subadviser
Los Angeles Capital, which has served as Subadviser to the Fund since May 2017, is an SEC registered investment adviser located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, CA 90025. Los Angeles Capital, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
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Subadviser: Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Stevens, CFA	Chairman, CEO, Senior Portfolio Manager and Principal of Los Angeles Capital	Co-manager	May 2017
Hal Reynolds, CFA	Chief Investment Officer, Senior Portfolio Manager and Principal of Los Angeles Capital	Co-manager	May 2017
Daniel Allen, CFA	President, Director of Global Equities, Senior Portfolio Manager and Principal of Los Angeles Capital	Co-manager	May 2017
Daniel Arche, CFA	Portfolio Manager and Principal of Los Angeles Capital	Co-manager	May 2017
Mr. Stevens co-founded Los Angeles Capital in 2002. Mr. Stevens began his investment career in 1976 and earned a B.B.A. and an M.B.A. from University of Wisconsin.
Mr. Reynolds co-founded Los Angeles Capital in 2002. Mr. Reynolds began his investment career in 1982 and earned a B.A. from the University of Virginia and an M.B.A. from University of Pittsburgh.
Mr. Allen joined Los Angeles Capital in 2009. Mr. Allen began his investment career in 1983 and earned a B.B.A. from Pacific Lutheran University and an M.B.A. from University of Chicago Booth School of Business.
Mr. Arche joined Los Angeles Capital in 2007. Mr. Arche began his investment career in 2006 and earned a B.B.A. from University of Southern California.
Shareholders should retain this Supplement for future reference.
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